Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Intangible Assets

The following is a summary of intangible assets, net:

	As of December 31,
	2017	2018
	RMB	RMB
Acquired Software and other intangible assets	11,051	18,809
Customer relationship	677	677
Less: accumulated depreciation and amortization	(2,302)	(5,646)

Intangible Assets, net	9,426	13,840

Schedule of Expected Future Amortization Expense

Expected Future Amortization Expense
Twelve months ending December 31, 2019	4,084
2020	3,112
2021	1,474
2022	929
2023	929
Thereafter	3,312

Total expected future amortization expense	13,840